T. ROWE PRICE Balanced Fund
March 31, 2026 Unaudited

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  1.8%
Abry Liquid Credit
Series 2026-3A, Class A1, CLO, FRN
3M TSFR + 1.23%, 4.902%, 4/20/39 (1) 1,465,000 1,459
Affirm Master Trust
Series 2026-2A, Class A
4.67%, 4/16/35 (1) 1,450,000 1,448
AGL
Series 2021-10A, Class A1R2, CLO, FRN
3M TSFR + 1.17%, 4.832%, 4/15/39 (1) 2,400,000 2,390
AGL
Series 2021-13A, Class A1R, CLO, FRN
3M TSFR + 1.10%, 4.768%, 10/20/34 (1) 3,285,000 3,282
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class A2
4.452%, 6/15/33 (1) 963,663 965
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2
4.305%, 9/15/33 (1) 1,083,494 1,084
Anchorage Capital
Series 2026-22A, Class AR4, CLO, FRN
3M TSFR + 1.23%, 4.809%, 1/20/39 (1) 765,000 764
Ares Loan Funding IX
Series 2025-ALF9A, Class A1, CLO, FRN
3M TSFR + 1.18%, 4.852%, 3/31/38 (1) 885,000 884
ARI Fleet Lease Trust
Series 2026-A, Class A2
3.96%, 11/15/34 (1) 460,000 458
ARI Fleet Lease Trust
Series 2026-A, Class A3
4.09%, 11/15/34 (1) 170,000 169
Atlas Senior Loan Fund XXII
Series 2023-22A, Class A1R, CLO, FRN
3M TSFR + 1.30%, 4.978%, 4/20/39 (1) 690,000 690
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class A
4.17%, 2/20/30 (1) 365,000 362
Avis Budget Rental Car Funding AESOP
Series 2026-1A, Class B
4.57%, 8/20/30 (1) 280,000 276
Barings
Series 2023-4A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 4.825%, 1/20/39 (1) 855,000 853
Barings III
Series 2021-3A, Class B1R, CLO, FRN
3M TSFR + 1.63%, 5.298%, 1/18/35 (1) 1,655,000 1,653

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Battalion XXV
Series 2024-25A, Class BR, CLO, FRN
3M TSFR + 1.75%, 3/13/37 (1)(2) 2,365,000 2,365
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 4.762%, 12/26/31 (1) 82,385 83
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class A, FRN
SOFR30A + 1.30%, 4.962%, 7/27/48 (1) 1,023,413 1,022
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 80,969 81
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class A3
4.04%, 12/17/29  610,000 610
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  580,000 589
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  105,000 106
CarMax Auto Owner Trust
Series 2025-4, Class A3
3.97%, 12/16/30  530,000 527
CarMax Auto Owner Trust
Series 2025-4, Class A4
4.08%, 6/16/31  530,000 525
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,715,000 1,673
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 235,000 236
Carvana Auto Receivables Trust
Series 2025-P2, Class A4
4.75%, 6/10/31  1,055,000 1,066
Carvana Auto Receivables Trust
Series 2025-P4, Class A4
4.25%, 11/10/31  1,385,000 1,378
Carvana Auto Receivables Trust
Series 2026-P1, Class A4
4.35%, 7/12/32  3,040,000 3,019
Carvana Auto Receivables Trust
Series 2026-P1, Class B
4.76%, 7/12/32  675,000 668

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chase Auto Owner Trust
Series 2025-1A, Class A3
4.29%, 6/25/30 (1) 215,000 215
Chenango Park
Series 2018-1A, Class A2R, CLO, FRN
3M TSFR + 1.45%, 5.122%, 4/15/30 (1) 292,751 293
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 4.988%, 1/18/38 (1) 520,000 520
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 2,330,000 2,265
Dext
Series 2025-2, Class A3
4.23%, 4/15/36 (1) 165,000 165
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 313,706 302
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 1,149,198 1,078
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 1,438,502 1,298
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 268,950 277
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 216,242 222
Elmwood
Series 2022-7A, Class AR2, CLO, FRN
3M TSFR + 1.20%, 4.828%, 1/20/39 (1) 1,385,000 1,382
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 155,000 156
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 110,000 112
Enterprise Fleet Financing
Series 2024-4, Class A2
4.69%, 7/20/27 (1) 256,991 258
Enterprise Fleet Financing
Series 2024-4, Class A4
4.70%, 6/20/31 (1) 670,000 676

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Enterprise Fleet Financing
Series 2025-3, Class A3
4.46%, 9/20/29 (1) 1,275,000 1,280
Exeter Automobile Receivables Trust
Series 2025-4A, Class B
4.40%, 5/15/30  945,000 944
Exeter Automobile Receivables Trust
Series 2025-5A, Class A3
4.24%, 11/15/29  675,000 675
Exeter Select Automobile Receivables Trust
Series 2025-2, Class A3
4.43%, 8/15/30  825,000 827
FIGRE Trust
Series 2026-HF3, Class A1A, FRN
SOFR30A + 1.40%, 5.072%, 3/25/56 (1) 575,000 574
Ford Credit Floorplan Master Owner Trust A
Series 2025-2, Class A1
4.06%, 9/15/30  930,000 928
Ford Credit Floorplan Master Owner Trust A
Series 2025-2, Class B
4.33%, 9/15/30  180,000 179
Fortress Credit BSL XIX
Series 2023-2A, Class A1R, CLO, FRN
3M TSFR + 1.35%, 5.018%, 7/24/36 (1) 3,575,000 3,576
Halseypoint 6
Series 2022-6A, Class A1R, CLO, FRN
3M TSFR + 1.35%, 5.018%, 1/20/38 (1) 690,000 690
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 900,613 919
Hilton Grand Vacations Trust
Series 2025-2A, Class A
4.54%, 5/25/44 (1) 205,780 205
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 94,344 96
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 715,785 718
Huntington Bank Auto Credit-Linked Notes
Series 2026-1, Class B1
4.503%, 2/20/34 (1) 1,090,000 1,085
Hyundai Auto Receivables Trust
Series 2026-A, Class B
4.10%, 12/15/32  400,000 395

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Jamestown XV
Series 2020-15A, Class A1R2, CLO, FRN
3M TSFR + 1.05%, 4.722%, 7/15/35 (1) 1,185,000 1,185
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 4.962%, 10/15/32 (1) 1,055,925 1,056
Madison Park Funding XXXV
Series 2019-35A, Class A1R2, CLO, FRN
3M TSFR + 1.22%, 4.799%, 2/13/39 (1) 655,000 653
MVW
Series 2019-2A, Class A
2.22%, 10/20/38 (1) 251,377 251
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 173,057 171
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 168,977 159
Navient Refinance Loan Trust
Series 2026-A, Class A
4.50%, 1/18/56 (1) 745,000 737
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 165,000 165
Navistar Financial Dealer Note Master Owner Trust II
Series 2025-1, Class A
4.18%, 9/25/30 (1) 1,210,000 1,209
Neuberger Berman Loan Advisers
Series 2022-48A, Class A1R, CLO, FRN
3M TSFR + 1.09%, 4.758%, 4/25/36 (1) 3,340,000 3,338
NMEF Funding
Series 2025-A, Class A2
4.72%, 7/15/32 (1) 615,552 617
NMEF Funding
Series 2026-A, Class A3
4.20%, 2/15/34 (1) 150,000 149
NMEF Funding
Series 2026-A, Class B
4.48%, 2/15/34 (1) 100,000 99
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.01%, 11/26/37 (1) 1,910,000 1,911
Octane Receivables Trust
Series 2024-RVM1, Class A
5.01%, 1/22/46 (1) 480,662 484

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Octane Receivables Trust
Series 2025-RVM1, Class A
4.48%, 12/20/46 (1) 1,319,578 1,314
PEAC Solutions Receivables
Series 2026-1A, Class A3
4.39%, 7/20/33 (1) 790,000 789
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 22,711 23
Progress Residential Trust
Series 2024-SFR5, Class A
3.00%, 8/9/29 (1) 341,196 322
Progress Residential Trust
Series 2025-SFR5, Class A
3.85%, 10/17/42 (1) 464,520 444
Regatta XVI Funding
Series 2019-2A, Class A1R2, CLO, FRN
3M TSFR + 1.19%, 4.84%, 4/15/39 (1) 545,000 543
Rockford Tower
Series 2022-1A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 4.868%, 7/20/35 (1) 3,335,000 3,331
Santander Drive Auto Receivables Trust
Series 2025-4, Class A3
4.17%, 4/15/30  65,000 65
Santander Drive Auto Receivables Trust
Series 2026-1, Class A3
3.93%, 7/15/30  630,000 626
Santander Drive Auto Receivables Trust
Series 2026-1, Class B
4.07%, 4/15/32  940,000 930
SCF Equipment Leasing
Series 2024-1A, Class C
5.82%, 9/20/32 (1) 390,000 402
SCF Equipment Leasing
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 454,382 455
SCF Equipment Leasing
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 995,000 1,012
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 313,000 319
SEB Funding
Series 2026-1A, Class A2
6.665%, 1/30/56 (1) 2,200,000 2,186

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 1,547,511 1,447
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class A4
4.07%, 1/20/32 (1) 615,000 607
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class B
4.27%, 6/21/32 (1) 520,000 512
Sierra Timeshare Receivables Funding
Series 2025-2A, Class A
4.72%, 4/20/44 (1) 486,226 486
Sierra Timeshare Receivables Funding
Series 2025-3A, Class A
4.44%, 8/22/44 (1) 202,203 201
Signal Peak
Series 2016-3A, Class A1R4, CLO, FRN
3M TSFR + 1.30%, 4/23/39 (1)(2) 905,000 905
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.218%, 4/25/37 (1) 2,220,000 2,220
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 96,837 96
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 421,050 402
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 1,085,383 999
SMB Private Education Loan Trust
Series 2026-A, Class A1A
4.68%, 12/15/53 (1) 2,720,000 2,685
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class B
4.47%, 7/20/29 (1) 420,000 418
Symphony
Series 2022-37A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.795%, 1/20/37 (1) 1,230,000 1,228
Symphony XXXI
Series 2022-31A, Class AR, CLO, FRN
3M TSFR + 1.17%, 4.839%, 1/22/38 (1) 440,000 438
TPIC SPV, Class A
10.00%, 12/6/26, (10.00% PIK), Acquisiton Date: 12/10/24,
Cost $101 (3)(4)(5) 126,484 138

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $1,549 (3)
(5) 1,548,802 1,165
Verdant Receivables
Series 2023-1A, Class A2
6.24%, 1/13/31 (1) 161,631 164
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 104,198 106
Verdant Receivables
Series 2025-1A, Class B
5.37%, 5/12/33 (1) 100,000 102
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 205,000 205
Total Asset-Backed Securities (Cost $93,240) 92,464
BOND FUNDS  4.9%
T. Rowe Price Inflation Protected Bond Fund - I Class,
5.81% (6)(7) 2,359,896 24,260
T. Rowe Price Institutional High Yield Fund - Institutional Class,
6.55% (6)(7) 24,900,397 194,721
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 5.01% (6)(7) 5,527,854 26,036
Total Bond Funds (Cost $256,762) 245,017
COMMON STOCKS  60.4%
COMMUNICATION SERVICES  5.2%
Diversified Telecommunication Services  0.3%
BT Group (GBP)  2,613,708 7,325
KT (KRW)  108,831 4,485
Telstra Group (AUD)  1,390,383 5,133
16,943
Entertainment  0.9%
Live Nation Entertainment (8) 2,700 412
Netflix (8) 279,908 26,913
Nintendo (JPY)  89,700 5,121
Spotify Technology (8) 563 273
TKO Group Holdings  5,534 1,116
Walt Disney  86,723 8,358
42,193

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Interactive Media & Services  3.4%
Alphabet, Class A  144,736 41,620
Alphabet, Class C  256,265 73,512
Meta Platforms, Class A  91,665 52,445
Tencent Holdings (HKD)  38,000 2,397
169,974
Wireless Telecommunication Services  0.6%
KDDI (JPY)  437,800 7,454
T-Mobile U.S.  103,476 21,733
29,187
Total Communication Services 258,297
CONSUMER DISCRETIONARY  6.2%
Automobile Components  0.1%
Autoliv, SDR (SEK)  34,843 3,693
Dauch Corporation (8) 1 —
3,693
Automobiles  0.9%
General Motors  12,265 914
Suzuki Motor (JPY)  361,600 4,407
Tesla (8) 80,922 30,083
Toyota Motor (JPY)  554,400 11,524
46,928
Broadline Retail  1.9%
Alibaba Group Holding (HKD)  136,984 2,147
Amazon.com (8) 351,615 73,231
eBay  2,600 237
Isetan Mitsukoshi Holdings (JPY) (9) 284,100 5,235
Next (GBP)  33,690 5,692
Sea, ADR (8) 67,258 5,569
92,111
Hotels, Restaurants & Leisure  1.1%
Airbnb, Class A (8) 2,000 253
Amadeus IT Group (EUR)  47,737 2,730
Booking Holdings  4,006 16,866
Chipotle Mexican Grill (8) 121,084 3,876
Compass Group (GBP) (8) 342,312 9,551
Darden Restaurants  1,055 207
Domino's Pizza  858 308
DoorDash, Class A (8) 18,180 2,730
Hilton Worldwide Holdings  4,662 1,418
Las Vegas Sands  6,478 349

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
McDonald's  45,165 14,037
Royal Caribbean Cruises  2,371 652
Starbucks  3,700 331
Viking Holdings (8) 4,462 328
Wingstop  1,149 178
Yum! Brands  1,900 295
54,109
Household Durables  0.4%
Panasonic Holdings (JPY)  330,100 5,536
Persimmon (GBP)  115,976 1,656
PulteGroup  7,279 856
Sony Group (JPY)  552,200 11,509
19,557
Specialty Retail  1.5%
AutoZone (8) 3,069 10,366
Carvana (8) 81,945 25,762
Home Depot  32,731 10,765
Kingfisher (GBP)  725,537 2,759
Lowe's  25,860 6,110
O'Reilly Automotive (8) 13,175 1,216
Ross Stores  22,865 4,953
TJX  37,765 6,031
Tractor Supply  113,300 5,133
Ulta Beauty (8) 836 437
73,532
Textiles, Apparel & Luxury Goods  0.3%
Asics (JPY)  295,600 7,947
Kering (EUR)  15,559 4,725
Moncler (EUR)  75,378 4,538
17,210
Total Consumer Discretionary 307,140
CONSUMER STAPLES  3.0%
Beverages  0.2%
Coca-Cola  48,714 3,705
Diageo (GBP)  245,982 4,575
Keurig Dr Pepper  23,947 630
Monster Beverage (8) 9,829 712
PepsiCo  9,887 1,535
11,157
Consumer Staples Distribution & Retail  0.5%
Costco Wholesale  4,615 4,598

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dollar Tree (8) 51,014 5,587
Seven & i Holdings (JPY)  365,700 4,918
Sysco  700 50
Target  1,400 170
Tsuruha Holdings (JPY)  147,600 2,316
Walmart  47,149 5,860
23,499
Food Products  0.8%
Ajinomoto (JPY)  162,200 4,586
Lamb Weston Holdings  3,000 127
Magnum Ice Cream (GBP) (8)(9) 220,868 3,250
Magnum Ice Cream (8) 3,100 46
McCormick  1,800 91
Mondelez International, Class A  268,447 15,473
Nestle (CHF)  165,268 16,211
39,784
Household Products  0.6%
Colgate-Palmolive  111,814 9,530
Procter & Gamble  134,848 19,477
29,007
Personal Care Products  0.5%
elf Beauty (8) 3,906 237
Estee Lauder, Class A  6,476 465
Kenvue  20,435 352
L'Oreal (EUR)  15,562 6,354
Unilever (GBP)  338,328 18,574
Unilever, ADR  13,393 763
26,745
Tobacco  0.4%
Altria Group  14,224 938
Philip Morris International  105,399 17,427
18,365
Total Consumer Staples 148,557
ENERGY  3.1%
Energy Equipment & Services  0.4%
Baker Hughes  13,762 840
SLB  205,456 10,559
TechnipFMC  119,765 8,279
19,678

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Oil, Gas & Consumable Fuels  2.7%
Aker BP (NOK)  103,752 3,836
Canadian Natural Resources (CAD)  132,821 6,479
Cenovus Energy  144,000 3,820
Chevron  89,199 18,455
ConocoPhillips  154,912 20,448
Diamondback Energy  5,092 1,007
EOG Resources  5,216 754
EQT  14,558 926
Equinor (NOK)  115,728 4,931
Exxon Mobil  82,597 14,013
Phillips 66  6,400 1,166
Range Resources  213,100 9,628
Shell, ADR  204,254 18,996
Targa Resources  4,936 1,238
TotalEnergies (EUR)  204,110 18,732
Valero Energy  36,128 8,927
Williams  22,175 1,614
134,970
Total Energy 154,648
FINANCIALS  10.0%
Banks  4.1%
ABN AMRO Bank, CVA (EUR)  116,075 3,680
ANZ Group Holdings (AUD)  391,089 9,834
Banco Bilbao Vizcaya Argentaria (EUR)  468,265 10,114
Banco Santander (EUR)  1,050,466 11,776
Bank of America  298,102 14,532
Barclays (GBP)  1,452,038 7,599
BAWAG Group (EUR)  20,453 3,109
Citigroup  67,349 7,638
DBS Group Holdings (SGD)  198,100 8,815
DNB Bank (NOK)  253,129 7,920
East West Bancorp  6,143 656
Erste Group Bank (EUR)  30,346 3,278
Fifth Third Bancorp  158,117 7,346
HDFC Bank (INR)  172,477 1,351
Huntington Bancshares  192,889 3,019
ING Groep (EUR)  210,164 5,455
JPMorgan Chase  111,044 32,665
KeyCorp  25,768 517
Lloyds Banking Group (GBP)  5,442,524 6,746
Mitsubishi UFJ Financial Group (JPY)  766,700 12,983

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
National Bank of Canada (CAD) (9) 31,060 4,019
Popular  2,018 271
Resona Holdings (JPY)  391,300 4,464
Societe Generale (EUR)  125,375 9,155
Standard Chartered (GBP)  395,338 8,239
Sumitomo Mitsui Trust Group (JPY)  186,208 5,932
U.S. Bancorp  37,849 1,969
UniCredit (EUR)  124,384 8,924
Wells Fargo  9,998 796
Western Alliance Bancorp  4,546 322
203,124
Capital Markets  1.9%
3i Group (GBP)  136,352 4,444
Ares Management, Class A  5,869 640
Bank of New York Mellon  12,066 1,431
Blackrock  1,696 1,631
Blackstone  3,270 376
Bridgepoint Group (GBP)  702,809 2,190
Brookfield (CAD)  129,565 5,250
Cboe Global Markets  550 155
Charles Schwab  175,401 16,484
CME Group  9,718 2,870
CVC Capital Partners (EUR) (9) 174,945 2,284
Goldman Sachs Group  10,932 9,248
Intercontinental Exchange  82,876 13,035
Invesco  14,100 343
KKR  10,481 970
LPL Financial Holdings  800 241
Macquarie Group (AUD)  38,661 5,492
Moody's  6,770 2,953
Morgan Stanley  71,399 11,750
MSCI  800 431
Robinhood Markets, Class A (8) 5,835 404
S&P Global  3,762 1,600
TPG  7,614 309
Tradeweb Markets, Class A  10,454 1,230
UBS Group (CHF)  167,937 6,548
92,309
Consumer Finance  0.2%
American Express  33,159 10,030
Capital One Financial  7,567 1,381

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Figure Technology Solutions, Class A (8)(9) 12,700 431
11,842
Financial Services  1.8%
Adyen (EUR) (8) 809 810
Apollo Global Management  13,790 1,536
Berkshire Hathaway, Class B (8) 58,112 27,847
Block (8) 25,750 1,550
Corebridge Financial  14,025 335
Corpay (8) 2,570 748
Equitable Holdings  21,757 807
Federal National Mortgage Assn. (8) 80,946 588
Fiserv (8) 3,165 177
Global Payments  5,655 380
Klarna Group (8) 3,284 43
Mastercard, Class A  40,802 20,387
ORIX (JPY)  132,500 3,931
Visa, Class A  105,565 31,906
Voya Financial  9,436 645
91,690
Insurance  2.0%
Admiral Group (GBP)  114,483 4,788
AIA Group (HKD)  614,400 6,827
Allstate  50,978 10,570
American International Group  12,915 972
Aon, Class A  4,000 1,291
AXA (EUR)  190,033 8,732
Axis Capital Holdings  2,719 276
Chubb  45,076 14,692
Definity Financial (CAD)  134,045 6,311
Generali (EUR) (9) 115,537 4,648
Mandatum (EUR)  487,759 3,912
Marsh & McLennan  26,948 4,674
MetLife  61,081 4,320
Progressive  7,519 1,491
Sampo, Class A (EUR)  712,781 7,620
Suncorp Group (AUD)  320,711 3,599
Tokio Marine Holdings (JPY)  179,300 8,416
Travelers  12,605 3,677
Willis Towers Watson  1,900 552
97,368

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mortgage Real Estate Investment Trusts  0.0%
Annaly Capital Management, REIT  104,873 2,218
2,218
Total Financials 498,551
HEALTH CARE  6.2%
Biotechnology  0.6%
AbbVie  17,405 3,785
Amgen  3,899 1,372
Argenx, ADR (8) 8,848 6,461
Gilead Sciences  116,208 16,196
Natera (8) 4,100 820
Regeneron Pharmaceuticals  699 540
Vertex Pharmaceuticals (8) 3,376 1,508
30,682
Health Care Equipment & Supplies  1.2%
Abbott Laboratories  124,097 12,741
Boston Scientific (8) 23,584 1,480
Edwards Lifesciences (8) 14,500 1,161
EssilorLuxottica (EUR)  20,154 4,696
Hoya (JPY)  27,500 4,767
Intuitive Surgical (8) 24,648 11,363
Koninklijke Philips (EUR)  261,970 7,166
Medline, Class A (8) 20,846 928
Medtronic  7,894 684
ResMed  824 185
Siemens Healthineers (EUR)  134,627 5,744
Sonova Holding (CHF)  7,606 1,734
Stryker  14,377 4,724
57,373
Health Care Providers & Services  1.1%
BrightSpring Health Services (8) 5,990 255
Cardinal Health  4,339 917
Cencora  36,676 11,521
Centene (8) 6,712 220
Cigna Group  1,234 329
CVS Health  89,200 6,406
Elevance Health  10,843 3,174
Guardant Health (8) 9,500 878
McKesson  780 675
Quest Diagnostics  23,044 4,516
Tenet Healthcare (8) 52,106 9,833

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UnitedHealth Group  65,685 17,774
56,498
Life Sciences Tools & Services  0.4%
Charles River Laboratories International (8) 2,300 397
Danaher  30,659 5,813
IQVIA Holdings (8) 1,579 269
Revvity  86,062 7,540
Thermo Fisher Scientific  12,730 6,257
West Pharmaceutical Services  1,700 426
20,702
Pharmaceuticals  2.9%
AstraZeneca  142,700 28,143
Bristol-Myers Squibb  21,949 1,331
Chugai Pharmaceutical (JPY)  148,100 8,168
Chugai Pharmaceutical, ADR (9) 27,167 748
Eli Lilly  31,931 29,369
Johnson & Johnson  73,271 17,910
Merck  67,541 8,125
Novartis (CHF)  97,138 14,910
Novo Nordisk, Class B (DKK)  192,598 7,048
Pfizer  45,135 1,267
Roche Holding (CHF)  39,528 15,775
Sanofi (EUR)  69,978 6,758
Takeda Pharmaceutical (JPY)  154,800 5,701
Viatris  67,246 909
Zoetis  2,000 236
146,398
Total Health Care 311,653
INDUSTRIALS & BUSINESS SERVICES  7.4%
Aerospace & Defense  1.4%
Airbus (EUR)  52,725 9,969
Axon Enterprise (8) 1,200 510
Boeing (8) 11,337 2,256
CSG (EUR) (8) 26,556 716
General Electric  60,203 17,084
Howmet Aerospace  6,006 1,384
L3Harris Technologies  2,407 831
Melrose Industries (GBP)  369,029 2,501
Northrop Grumman  8,081 5,513
Rheinmetall (EUR)  3,379 5,700
Rolls-Royce Holdings (GBP)  615,889 9,357
RTX  8,017 1,546

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Safran (EUR)  23,971 7,844
TransDigm Group  1,840 2,132
67,343
Building Products  0.1%
Carrier Global  12,169 685
Johnson Controls International  7,186 941
Kingspan Group (EUR)  27,742 2,372
Trane Technologies  1,984 827
4,825
Commercial Services & Supplies  0.4%
Cintas  13,064 2,210
Element Fleet Management (CAD)  294,987 6,398
Republic Services  40,866 8,950
Waste Connections  3,179 516
Waste Management  3,334 766
18,840
Construction & Engineering  0.2%
API Group (8) 15,696 636
Shimizu (JPY)  232,700 4,175
Vinci (EUR)  42,891 6,438
11,249
Electrical Equipment  1.2%
ABB (CHF)  118,152 9,607
AMETEK  58,932 12,633
Eaton  2,000 715
Emerson Electric  6,777 888
Fujikura (JPY) (9) 150,000 4,125
GE Vernova  9,290 8,109
Mitsubishi Electric (JPY)  245,400 8,026
Prysmian (EUR)  82,018 9,686
Siemens Energy (EUR)  16,558 2,855
Vertiv Holdings, Class A  7,661 1,920
58,564
Ground Transportation  0.5%
Canadian National Railway  7,535 775
CSX  233,380 9,580
Norfolk Southern  14,043 4,030
Old Dominion Freight Line  39,464 7,711
Saia (8) 4,089 1,437
Uber Technologies (8) 6,258 450

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Union Pacific  364 88
24,071
Industrial Conglomerates  0.7%
3M  4,050 588
Hitachi (JPY)  374,100 10,974
Honeywell International  4,462 1,009
Siemens (EUR)  94,952 23,134
SK Square (KRW) (8) 3,081 1,014
36,719
Machinery  2.0%
Caterpillar  20,006 14,173
Cummins  296 159
Deere  38,897 21,911
Dover  3,536 737
Esab  6,772 655
Fortive  23,043 1,274
Ingersoll Rand  51,773 4,148
KION Group (EUR)  66,661 3,562
Komatsu (JPY) (9) 68,400 2,724
Middleby (8) 4,669 619
Otis Worldwide  48,600 3,746
PACCAR  13,217 1,527
Parker-Hannifin  9,626 8,618
Pentair  58,590 5,104
Sandvik (SEK)  249,371 9,586
Stanley Black & Decker  3,862 274
Techtronic Industries (HKD)  322,000 4,276
Westinghouse Air Brake Technologies  60,123 15,025
Xylem  463 55
98,173
Passenger Airlines  0.1%
Ryanair Holdings, ADR  101,491 5,866
United Airlines Holdings (8) 7,637 703
6,569
Professional Services  0.3%
Booz Allen Hamilton Holding  3,694 288
Equifax  21,045 3,790
Recruit Holdings (JPY)  174,800 7,616
Verisk Analytics  3,080 584
12,278

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Trading Companies & Distributors  0.5%
AerCap Holdings  43,400 5,954
Bunzl (GBP)  135,127 4,068
SiteOne Landscape Supply (8) 1,698 226
Sumitomo (JPY)  296,500 11,095
W.W. Grainger  4,155 4,532
25,875
Total Industrials & Business Services 364,506
INFORMATION TECHNOLOGY  14.4%
Communications Equipment  0.6%
Arista Networks (8) 51,523 6,326
Ciena (8) 5,600 2,174
Cisco Systems  173,430 13,457
Lumentum Holdings (8) 1,900 1,335
Motorola Solutions  1,800 781
Telefonaktiebolaget LM Ericsson, Class B (SEK) (9) 467,156 5,326
29,399
Electronic Equipment, Instruments & Components  0.7%
Amphenol, Class A  14,694 1,857
Corning  11,940 1,624
Jabil  2,700 717
Keysight Technologies (8) 90,927 25,675
TE Connectivity  23,835 4,982
Teledyne Technologies (8) 2,409 1,457
36,312
IT Services  0.3%
Akamai Technologies (8) 5,300 609
Indra Sistemas (EUR) (9) 77,528 4,333
International Business Machines  23,434 5,680
Shopify, Class A (8) 47,220 5,601
16,223
Semiconductors & Semiconductor Equipment  7.2%
Advanced Micro Devices (8) 59,377 12,079
Analog Devices  28,205 8,973
Applied Materials  11,000 3,760
ASML Holding (EUR)  20,235 26,908
ASML Holding  6,241 8,243
BE Semiconductor Industries (EUR)  19,211 4,115
Broadcom  188,815 58,440
Infineon Technologies (EUR)  96,835 4,393
Intel (8) 143,927 6,351

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
KLA  4,252 6,261
Lam Research  32,400 6,923
Micron Technology  12,484 4,218
Monolithic Power Systems  4,977 5,442
NVIDIA  883,734 154,123
Qnity Electronics  2,300 265
Renesas Electronics (JPY)  330,700 4,728
Taiwan Semiconductor Manufacturing (TWD)  287,969 16,654
Taiwan Semiconductor Manufacturing, ADR  15,715 5,311
Teradyne  2,919 865
Texas Instruments  50,228 9,751
Tokyo Electron (JPY)  31,100 7,727
355,530
Software  3.2%
Adobe (8) 3,112 756
Aestas DBA OpenAI, Class A, Acquisition Date: 10/3/25,
Cost $2,097 (3)(5)(8) 4,877 3,354
AppLovin, Class A (8) 3,685 1,467
Autodesk (8) 1,925 461
Canva, Class B, Acquisition Date: 8/16/21 - 12/17/21,
Cost $668 (3)(5)(8) 392 587
Crowdstrike Holdings, Class A (8) 7,867 3,071
Datadog, Class A (8) 9,096 1,074
Descartes Systems Group (8) 8,207 587
Fair Isaac (8) 118 126
Fortinet (8) 1,505 123
Gusto, Acquisition Date: 10/4/21, Cost $217 (3)(5)(8) 7,517 161
HubSpot (8) 500 122
InterDigital (9) 6,300 1,903
Intuit  3,160 1,366
Microsoft  277,717 102,803
Oracle  60,228 8,860
Palantir Technologies, Class A (8) 30,920 4,523
Palo Alto Networks (8) 4,689 752
PTC (8) 1,258 179
Roper Technologies  6,399 2,264
Salesforce  17,174 3,206
SAP (EUR)  43,202 7,365
ServiceNow (8) 88,505 9,253
Synopsys (8) 8,543 3,387
157,750
Technology Hardware, Storage & Peripherals  2.4%
Apple  430,329 109,213

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dell Technologies, Class C  3,700 607
Samsung Electronics (KRW)  44,063 5,154
Sandisk (8) 1,091 693
Seagate Technology Holdings  4,660 1,826
Western Digital  3,345 905
118,398
Total Information Technology 713,612
MATERIALS  2.2%
Chemicals  0.9%
Air Liquide (EUR)  50,789 10,498
CF Industries Holdings  2,640 343
Corteva  26,008 2,177
Ecolab  2,259 601
Linde  34,793 17,249
LyondellBasell Industries, Class A  5,700 459
Mitsubishi Chemical Group (JPY)  453,900 2,654
Mosaic  13,164 336
RPM International  1,079 107
Sherwin-Williams  10,753 3,447
Shin-Etsu Chemical (JPY)  182,400 7,427
45,298
Construction Materials  0.4%
CRH  7,214 758
Heidelberg Materials (EUR)  26,798 5,656
Holcim (CHF)  77,739 6,426
Martin Marietta Materials  7,595 4,471
17,311
Containers & Packaging  0.3%
Ball  99,702 5,893
International Paper  193,299 6,901
Packaging Corp. of America  18,375 3,900
16,694
Metals & Mining  0.5%
Agnico Eagle Mines  996 202
Antofagasta (GBP)  126,545 5,675
BHP Group (AUD)  117,970 4,268
BHP Group (GBP) (9) 100,285 3,635
Franco-Nevada  4,536 1,121
Freeport-McMoRan  15,139 890
Glencore (GBP)  846,007 6,408
Grupo Mexico, Series B (MXN)  229,660 2,456

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Rio Tinto (GBP)  16,553 1,536
Steel Dynamics  4,113 740
26,931
Paper & Forest Products  0.1%
Stora Enso, Class R (EUR)  361,075 4,240
West Fraser Timber (9) 6,463 422
4,662
Total Materials 110,896
REAL ESTATE  1.1%
Health Care Real Estate Investment Trusts  0.2%
Ventas, REIT  5,917 484
Welltower, REIT  47,636 9,418
9,902
Industrial Real Estate Investment Trusts  0.1%
Prologis, REIT  12,089 1,598
Rexford Industrial Realty, REIT  20,957 686
Segro (GBP)  302,304 2,591
4,875
Office Real Estate Investment Trusts  0.0%
BXP, REIT  2,884 150
150
Real Estate Management & Development  0.2%
CBRE Group, Class A (8) 6,040 818
CoStar Group (8) 5,059 204
Mitsubishi Estate (JPY)  191,900 5,327
Mitsui Fudosan (JPY)  549,700 5,860
12,209
Residential Real Estate Investment Trusts  0.2%
AvalonBay Communities, REIT  2,366 387
Equity LifeStyle Properties, REIT  65,400 4,082
Essex Property Trust, REIT  16,965 4,106
Sun Communities, REIT  1,503 189
8,764
Retail Real Estate Investment Trusts  0.1%
Kimco Realty, REIT  10,201 229
Regency Centers, REIT  3,452 261
Scentre Group (AUD)  2,223,225 5,130
Simon Property Group, REIT  2,671 498
6,118

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Specialized Real Estate Investment Trusts  0.3%
American Tower, REIT  3,098 535
CubeSmart, REIT  5,808 213
Equinix, REIT  1,617 1,585
Public Storage, REIT  28,141 7,623
VICI Properties, REIT  106,557 2,911
12,867
Total Real Estate 54,885
UTILITIES  1.6%
Electric Utilities  0.9%
Alliant Energy  20,260 1,454
Constellation Energy  30,632 8,554
Enel (EUR)  770,486 8,424
Fortum (EUR)  121,034 3,095
NextEra Energy  29,270 2,719
PG&E  70,531 1,239
Southern  149,835 14,462
Xcel Energy  31,722 2,520
42,467
Gas Utilities  0.0%
Atmos Energy  6,988 1,291
1,291
Independent Power & Renewable Electricity
Producers  0.1%
Orsted (DKK) (8) 144,476 3,583
Vistra  7,692 1,156
4,739
Multi-Utilities  0.6%
Ameren  74,314 8,169
CMS Energy  7,508 583
Consolidated Edison  10,455 1,183
DTE Energy  4,074 596
Engie (EUR)  280,602 9,043
National Grid (GBP)  554,281 9,356
Sempra  14,340 1,393
30,323
Total Utilities 78,820
Total Common Stocks (Cost $1,515,658) 3,001,565

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  0.1%
INFORMATION TECHNOLOGY  0.1%
Software  0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $43 (3)(5)(8) 25 37
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $3 (3)(5)(8) 2 3
Databricks, Series G, Acquisition Date: 2/1/21, Cost $229 (3)
(5)(8) 3,879 737
Databricks, Series H, Acquisition Date: 8/31/21, Cost $625 (3)
(5)(8) 8,505 1,616
Databricks, Series I, Acquisition Date: 9/14/23, Cost $112 (3)
(5)(8) 1,526 290
Gusto, Series E, Acquisition Date: 7/13/21, Cost $317 (3)(5)(8) 10,431 223
OpenAI, Series A-3, Acquisition Date: 8/15/25, Cost $216 (3)
(5)(8) 702 483
OpenAI, Series C, Acquisition Date: 3/12/26, Cost $693 (3)(5)
(8) 1,008 693
Total Information Technology 4,082
Total Convertible Preferred Stocks (Cost $2,238) 4,082
CORPORATE BONDS  8.3%
AbbVie, 2.95%, 11/21/26  920,000 913
AbbVie, 3.20%, 5/14/26  420,000 420
AbbVie, 4.50%, 5/14/35  1,900,000 1,838
AbbVie, 4.80%, 3/15/29  1,260,000 1,280
Accenture Capital, 4.05%, 10/4/29  160,000 159
AerCap Ireland Capital, 2.45%, 10/29/26  935,000 924
AHS Hospital, 5.024%, 7/1/45  1,600,000 1,480
AIB Group, VR, 6.608%, 9/13/29 (1)(10) 650,000 680
Alcon Finance, 2.60%, 5/27/30 (1) 1,300,000 1,201
Alexandria Real Estate Equities, 3.95%, 1/15/27  655,000 652
Alexandria Real Estate Equities, 5.25%, 3/15/36  2,920,000 2,848
Ally Financial, 2.20%, 11/2/28  700,000 659
Alphabet, 4.50%, 5/15/35 (9) 200,000 197
Alphabet, 4.80%, 2/15/36  1,740,000 1,732
Alphabet, 5.35%, 11/15/45  70,000 68
Amazon.com, 4.65%, 11/20/35  2,770,000 2,712
Amazon.com, 5.65%, 3/13/46  1,540,000 1,535
Amcor Flexibles North America, 5.10%, 3/17/30  160,000 162
Ameren, 5.00%, 5/15/36  565,000 550
Ameren, 5.70%, 12/1/26  1,820,000 1,833
America Movil, 6.375%, 3/1/35  300,000 326

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
American Express, VR, 4.918%, 7/20/33 (10) 590,000 591
American Honda Finance, 4.55%, 7/9/27  2,360,000 2,362
American International Group, 5.45%, 5/7/35  160,000 163
Amgen, 2.77%, 9/1/53  447,000 263
Amphenol, 5.05%, 4/5/29  895,000 914
Anglo American Capital, 4.625%, 3/19/31 (1) 485,000 479
Antofagasta, 5.625%, 9/9/35  820,000 815
Appalachian Power, 4.45%, 6/1/45 (9) 2,450,000 2,017
ArcelorMittal, 6.55%, 11/29/27  160,000 165
Ares Capital, 3.20%, 11/15/31  100,000 87
Arthur J Gallagher, 4.85%, 12/15/29  360,000 364
AT&T, 4.55%, 11/1/32  1,925,000 1,891
Athene Global Funding, 4.86%, 8/27/26 (1) 2,935,000 2,939
Athene Global Funding, 5.543%, 8/22/35 (1)(9) 170,000 166
Atmos Energy, 4.15%, 1/15/43  1,500,000 1,260
Augusta SpinCo, 4.656%, 3/23/31  1,365,000 1,358
AutoZone, 3.125%, 4/21/26  650,000 649
AutoZone, 5.05%, 7/15/26  2,690,000 2,694
Banco Santander, 3.49%, 5/28/30  200,000 190
Banco Santander, 5.439%, 7/15/31  3,600,000 3,703
Banco Santander, 5.565%, 1/17/30  200,000 205
Bank of America, 6.11%, 1/29/37  900,000 945
Bank of America, 6.75%, 6/1/28  700,000 732
Bank of America, VR, 2.299%, 7/21/32 (10) 2,240,000 1,976
Bank of America, VR, 2.676%, 6/19/41 (10) 3,450,000 2,472
Bank of America, VR, 2.831%, 10/24/51 (10) 310,000 190
Bank of America, VR, 3.194%, 7/23/30 (10) 210,000 202
Bank of America, Series N, VR, 2.651%, 3/11/32 (10) 2,325,000 2,108
Bank of Montreal, 2.65%, 3/8/27  2,035,000 2,006
Bank of New York Mellon, VR, 4.596%, 7/26/30 (10) 200,000 201
Bank of New York Mellon, VR, 6.474%, 10/25/34 (10) 1,885,000 2,062
Banner Health, 1.897%, 1/1/31  670,000 596
Barclays, VR, 4.837%, 9/10/28 (10) 270,000 271
Barclays, VR, 5.674%, 3/12/28 (10) 750,000 757
Barclays, VR, 5.69%, 3/12/30 (10) 2,055,000 2,111
BAT Capital, 4.39%, 8/15/37  1,385,000 1,259
BAT Capital, 5.834%, 2/20/31  810,000 848
Baxter International, 3.95%, 4/1/30  170,000 163
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 1,540,000 1,619
BBVA Mexico Institucion De Banca Multiple Grupo Financiero,
5.25%, 9/10/29  1,345,000 1,355
Berkshire Hathaway Energy, 5.15%, 11/15/43  1,350,000 1,258
BHP Billiton Finance USA, 4.75%, 2/28/28  180,000 182

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Booz Allen Hamilton, 5.95%, 4/15/35 (9) 200,000 202
BorgWarner, 4.95%, 8/15/29  150,000 152
Boston Gas, 5.843%, 1/10/35 (1) 245,000 257
Brighthouse Financial Global Funding, 1.55%, 5/24/26 (1) 1,110,000 1,105
Brixmor Operating Partnership, 3.90%, 3/15/27  565,000 562
Brixmor Operating Partnership, 4.125%, 6/15/26  1,220,000 1,219
Brixmor Operating Partnership, 4.85%, 2/15/33  315,000 309
Broadcom, 4.60%, 1/15/33 (9) 450,000 443
Broadcom, 5.05%, 7/12/29  3,600,000 3,675
Burlington Northern Santa Fe, 6.15%, 5/1/37  650,000 706
Cadence Design Systems, 4.20%, 9/10/27  150,000 150
Cadence Design Systems, 4.30%, 9/10/29  965,000 962
Cameron LNG, 2.902%, 7/15/31 (1) 575,000 527
Cameron LNG, 3.701%, 1/15/39 (1) 475,000 402
Canadian National Railway, 5.85%, 11/1/33 (9) 1,155,000 1,229
Canadian Pacific Railway, 1.75%, 12/2/26  930,000 915
Canadian Pacific Railway, 3.50%, 5/1/50  1,695,000 1,198
Capital One Financial, 3.65%, 5/11/27  1,215,000 1,205
Capital One Financial, VR, 6.051%, 2/1/35 (10) 365,000 377
Carvana, 9.00%, 6/1/30, (9.00% Cash) (1)(4) 433,180 451
Carvana, 9.00%, 6/1/31, (9.00% Cash) (1)(4) 591,639 640
Caterpillar Financial Services, 5.00%, 5/14/27  3,320,000 3,353
CBRE Services, 4.90%, 1/15/33  510,000 504
CBRE Services, 5.50%, 4/1/29  555,000 568
Cencora, 4.60%, 2/13/33  385,000 378
Centene, 2.45%, 7/15/28  200,000 186
Centene, 3.375%, 2/15/30  2,240,000 2,025
Charles Schwab, VR, 4.914%, 11/14/36 (10) 2,150,000 2,090
Charter Communications Operating, 3.70%, 4/1/51  1,425,000 883
Cheniere Energy, 5.20%, 7/30/36 (1) 1,360,000 1,345
Chevron USA, 4.30%, 10/15/30 (9) 1,615,000 1,619
Cigna Group, 4.50%, 9/15/30  590,000 588
Citigroup, VR, 2.976%, 11/5/30 (10) 2,750,000 2,596
Citigroup, VR, 4.075%, 4/23/29 (9)(10) 2,000,000 1,984
CMS Energy, 4.70%, 3/31/43  840,000 706
CMS Energy, 4.875%, 3/1/44  1,200,000 1,055
CNA Financial, 5.20%, 8/15/35  160,000 157
CNH Industrial Capital, 4.375%, 3/7/31  2,130,000 2,080
CNH Industrial Capital, 4.50%, 10/8/27  160,000 160
CNO Global Funding, 2.65%, 1/6/29 (1)(9) 3,255,000 3,077
Coca-Cola Europacific Partners, 1.50%, 1/15/27 (1) 2,400,000 2,345
Columbia Pipelines Holding, 4.999%, 11/17/32 (1) 2,320,000 2,305
Comcast, 5.168%, 1/15/37 (1) 2,473,000 2,409

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Comcast, 5.50%, 5/15/64  1,250,000 1,105
CommonSpirit Health, 2.782%, 10/1/30  755,000 696
Conagra Brands, 5.75%, 8/1/35 (9) 160,000 160
Constellation Energy Generation, 4.40%, 1/15/31  1,145,000 1,131
Corebridge Financial, 4.40%, 4/5/52 (9) 4,505,000 3,497
Credit Agricole, VR, 4.656%, 1/12/32 (1)(10) 1,195,000 1,178
CRH America Finance, 3.95%, 4/4/28 (1) 2,600,000 2,578
CRH America Finance, 5.50%, 1/9/35  1,380,000 1,409
Crown Castle, 2.25%, 1/15/31  1,440,000 1,273
Crown Castle, 2.90%, 3/15/27  735,000 724
Crown Castle, 4.90%, 9/1/29  180,000 181
CVS Health, 3.25%, 8/15/29  210,000 201
CVS Health, 4.125%, 4/1/40  60,000 50
CVS Health, 5.40%, 6/1/29  1,375,000 1,408
CVS Health, 6.00%, 6/1/63  2,695,000 2,552
Daimler Trucks Finance North America, 3.65%, 4/7/27 (1)(9) 2,155,000 2,139
Danske Bank, VR, 5.705%, 3/1/30 (1)(10) 395,000 406
Diamondback Energy, 3.50%, 12/1/29  180,000 174
DTE Energy, 5.10%, 3/1/29  2,570,000 2,614
Duke Energy, 2.65%, 9/1/26  640,000 636
Duke Energy, 4.95%, 9/15/35 (9) 750,000 732
Duke Energy Indiana, 4.95%, 3/15/36  135,000 133
Element Fleet Management, 4.641%, 11/24/30 (1) 1,450,000 1,430
Elevance Health, 4.65%, 1/15/43  915,000 792
Eli Lilly, 4.90%, 10/15/35 (9) 2,800,000 2,800
Enact Holdings, 6.25%, 5/28/29  365,000 376
Enbridge, 4.20%, 11/20/28  1,535,000 1,524
Enbridge, 4.25%, 12/1/26  590,000 590
Enbridge, 4.60%, 6/20/28  245,000 246
Enbridge, 5.625%, 4/5/34  770,000 795
Enbridge, 6.20%, 11/15/30  345,000 366
Enbridge Energy Partners, 5.50%, 9/15/40  245,000 239
Energy Transfer, 5.35%, 1/15/36  1,975,000 1,962
Energy Transfer, 6.50%, 2/1/42  190,000 198
Eni, 5.50%, 5/15/34 (1) 735,000 752
Enterprise Products Operating, 4.30%, 6/20/28  695,000 696
Enterprise Products Operating, 4.60%, 1/11/27  2,830,000 2,836
Enterprise Products Operating, 4.60%, 1/15/31  1,445,000 1,448
EOG Resources, 4.40%, 7/15/28  940,000 943
ERAC USA Finance, 4.50%, 2/15/45 (1) 505,000 433
Essex Portfolio, 2.65%, 3/15/32  1,430,000 1,257
Eversource Energy, 5.85%, 4/15/31 (9) 200,000 209
Extra Space Storage, 4.95%, 1/15/33  540,000 532

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FedEx, 3.10%, 8/5/29  200,000 192
Fidelity National Financial, 4.50%, 8/15/28  2,065,000 2,058
Fidelity National Information Services, 4.80%, 3/10/31  1,415,000 1,403
Fifth Third Bancorp, VR, 4.566%, 4/29/32 (10) 1,420,000 1,394
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (10) 775,000 778
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (10) 460,000 477
FirstEnergy, 2.65%, 3/1/30  180,000 167
FirstEnergy Transmission, 5.00%, 1/15/35  270,000 266
Fiserv, 3.20%, 7/1/26  1,100,000 1,097
Fiserv, 3.50%, 7/1/29  200,000 192
Fiserv, 5.25%, 8/11/35 (9) 2,000,000 1,944
Fiserv, 5.45%, 3/15/34  2,035,000 2,022
Ford Motor Credit, 5.125%, 11/5/26  1,265,000 1,266
Ford Motor Credit, 7.122%, 11/7/33  640,000 672
Foundry JV Holdco, 5.90%, 1/25/33 (1) 600,000 617
Foundry JV Holdco, 6.15%, 1/25/32 (1) 705,000 737
Freeport-McMoRan, 4.125%, 3/1/28  160,000 159
Gartner, 5.60%, 11/20/35  200,000 189
GATX, 6.05%, 3/15/34  1,675,000 1,760
General Motors, 6.60%, 4/1/36  180,000 191
General Motors Financial, 2.40%, 4/10/28 (9) 3,205,000 3,074
General Motors Financial, 4.90%, 10/6/29  80,000 80
George Washington University, Series 2014, 4.30%, 9/15/44  975,000 822
Global Net Lease, 3.75%, 12/15/27 (1) 150,000 145
Global Payments, 3.20%, 8/15/29  190,000 179
GLP Capital, 3.25%, 1/15/32  180,000 161
Goldman Sachs Group, 6.75%, 10/1/37  700,000 755
Goldman Sachs Group, VR, 2.615%, 4/22/32 (10) 1,300,000 1,168
Goldman Sachs Group, VR, 2.908%, 7/21/42 (10) 1,710,000 1,205
Goldman Sachs Group, VR, 5.218%, 4/23/31 (10) 460,000 468
Goldman Sachs Group, VR, 5.734%, 1/28/56 (9)(10) 1,325,000 1,290
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34 (9) 150,000 151
HCA, 4.125%, 6/15/29  1,895,000 1,870
HCA, 4.375%, 3/15/42  775,000 650
HCA, 5.25%, 3/1/30  190,000 194
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 1,020,000 1,020
Healthcare Realty Holdings, 3.625%, 1/15/28  1,075,000 1,053
Healthpeak OP, 2.125%, 12/1/28  655,000 617
Healthpeak OP, 2.875%, 1/15/31  360,000 331
Healthpeak OP, 5.375%, 2/15/35  160,000 161
Honeywell Aerospace, 5.732%, 3/16/56 (1) 1,430,000 1,414
Howmet Aerospace, 6.75%, 1/15/28 (9) 150,000 156

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HSBC Bank USA, 5.875%, 11/1/34  950,000 989
HSBC Holdings, VR, 5.719%, 3/4/35 (10) 1,145,000 1,173
HSBC Holdings, VR, 6.161%, 3/9/29 (10) 380,000 391
HSBC Holdings, VR, 7.399%, 11/13/34 (10) 1,445,000 1,597
Humana, 5.95%, 3/15/34  830,000 846
Hyundai Capital America, 2.00%, 6/15/28 (1) 2,435,000 2,302
Hyundai Capital America, 5.35%, 3/19/29 (1) 240,000 244
Hyundai Capital America, 5.40%, 6/23/32 (1) 140,000 142
Hyundai Capital America, 6.50%, 1/16/29 (1) 420,000 439
Iberdrola International, 6.75%, 9/15/33  1,000,000 1,090
Icon Investments Six, 5.849%, 5/8/29  290,000 296
Intel, 4.00%, 8/5/29  150,000 147
Intel, 4.80%, 10/1/41  200,000 175
Intercontinental Exchange, 5.25%, 6/15/31  1,500,000 1,547
Invitation Homes Operating Partnership, 4.875%, 2/1/35  160,000 153
IQVIA, 6.25%, 2/1/29  730,000 759
Jackson National Life Global Funding, 4.70%, 6/5/28 (1) 1,485,000 1,483
Jackson National Life Global Funding, 4.90%, 1/13/27 (1)(9) 2,915,000 2,926
JDE Peet's, 1.375%, 1/15/27 (1) 2,240,000 2,183
John Deere Capital, 4.40%, 9/8/31  2,230,000 2,225
John Deere Capital, 4.50%, 1/8/27  1,330,000 1,334
JPMorgan Chase, VR, 4.898%, 1/22/37 (10) 3,115,000 3,047
JPMorgan Chase, VR, 4.995%, 7/22/30 (10) 400,000 406
JPMorgan Chase, VR, 5.299%, 7/24/29 (10) 3,125,000 3,183
JPMorgan Chase, VR, 5.576%, 7/23/36 (10) 1,255,000 1,272
Kenvue, 5.10%, 3/22/43  170,000 161
Keurig Dr Pepper, 4.60%, 5/15/30  180,000 178
Kilroy Realty, 5.875%, 10/15/35 (9) 150,000 145
Kraft Heinz Foods, 5.00%, 6/4/42  190,000 167
Kraft Heinz Foods, 6.875%, 1/26/39  2,650,000 2,870
Kroger, 5.00%, 9/15/34  630,000 622
Las Vegas Sands, 3.90%, 8/8/29  170,000 164
Leidos, 2.30%, 2/15/31  200,000 178
Liberty Mutual Group, 4.85%, 8/1/44 (1) 1,700,000 1,472
Lowe's, 4.45%, 4/1/62  1,400,000 1,059
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (10) 1,035,000 1,038
Mars, 4.80%, 3/1/30 (1) 140,000 141
Marvell Technology, 4.75%, 7/15/30  210,000 211
MassMutual Global Funding II, 5.10%, 4/9/27 (1) 2,340,000 2,360
Mattel, 5.45%, 11/1/41  160,000 145
Mayo Clinic, Series 2013, 4.00%, 11/15/47  1,500,000 1,192
McCormick, 4.15%, 2/15/29  930,000 921
Medline Borrower, 6.25%, 4/1/29 (1) 140,000 143

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MedStar Health, Series 20A, 3.626%, 8/15/49  905,000 651
Met Tower Global Funding, 4.00%, 1/14/29 (1) 1,245,000 1,231
Meta Platforms, 5.50%, 11/15/45  2,125,000 2,012
Meta Platforms, 5.625%, 11/15/55  310,000 290
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1) 2,640,000 2,625
Mondelez International, 4.75%, 2/20/29  2,970,000 3,000
Morgan Stanley, 6.25%, 8/9/26  755,000 760
Morgan Stanley, VR, 3.217%, 4/22/42 (10) 1,445,000 1,087
Morgan Stanley, VR, 5.042%, 7/19/30 (10) 200,000 202
Morgan Stanley, VR, 5.656%, 4/18/30 (10) 3,540,000 3,642
Morgan Stanley Private Bank, VR, 4.734%, 7/18/31 (10) 1,355,000 1,350
Motorola Solutions, 5.00%, 4/15/29  800,000 810
Motorola Solutions, 5.60%, 6/1/32  160,000 166
MPLX, 4.80%, 2/15/31  1,530,000 1,534
National Bank of Canada, 5.60%, 12/18/28 (9) 2,560,000 2,637
New York Life Global Funding, 4.05%, 2/2/29 (1) 2,905,000 2,882
New York State Electric & Gas, 5.30%, 8/15/34 (1) 1,075,000 1,089
NextEra Energy Capital Holdings, 4.40%, 3/1/31  2,930,000 2,905
NextEra Energy Capital Holdings, 4.685%, 9/1/27  295,000 297
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 840,000 837
Niagara Mohawk Power, 5.112%, 1/12/36 (1) 1,575,000 1,547
NiSource, 3.49%, 5/15/27 (9) 1,730,000 1,711
NiSource, 3.95%, 3/30/48  1,775,000 1,330
Northern Trust, 4.15%, 11/19/30  1,420,000 1,408
NTT Finance, 4.876%, 7/16/30 (1) 830,000 835
Nutrien, 4.00%, 12/15/26  830,000 828
NXP, 4.30%, 8/19/28  420,000 418
Occidental Petroleum, 5.375%, 1/1/32  1,285,000 1,309
Occidental Petroleum, 8.875%, 7/15/30  160,000 182
ONEOK, 4.40%, 10/15/29  70,000 70
ONEOK, 6.05%, 9/1/33  150,000 157
Oracle, 3.60%, 4/1/40  150,000 109
Oracle, 5.20%, 9/26/35 (9) 2,125,000 1,992
Oracle, 5.375%, 7/15/40  2,170,000 1,902
Oracle, 6.15%, 11/9/29  170,000 175
Oracle, 6.90%, 11/9/52  1,150,000 1,087
Orange, 4.75%, 1/13/33 (1)(9) 1,180,000 1,166
O'Reilly Automotive, 3.60%, 9/1/27 (9) 1,825,000 1,806
O'Reilly Automotive, 5.00%, 8/19/34  2,165,000 2,144
O'Reilly Automotive, 5.75%, 11/20/26  390,000 393
Ovintiv, 6.25%, 7/15/33  150,000 158
Owens Corning, 5.70%, 6/15/34 (9) 995,000 1,030
PACCAR Financial, Series R, 4.00%, 11/7/28  675,000 673

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pacific Gas & Electric, 2.10%, 8/1/27  1,340,000 1,298
Pacific Gas & Electric, 5.00%, 6/4/28  200,000 202
Pacific Gas & Electric, 6.40%, 6/15/33  50,000 53
Pacific Life Global Funding II, 4.375%, 2/3/31 (1) 2,435,000 2,417
Parker-Hannifin, 3.25%, 6/14/29  170,000 165
Patterson-UTI Energy, 7.15%, 10/1/33  140,000 150
Paychex, 5.35%, 4/15/32  160,000 161
Pfizer, 4.50%, 11/15/32  2,195,000 2,176
Phillips 66, 5.875%, 5/1/42  180,000 180
Plains All American Pipeline, 5.95%, 6/15/35  160,000 165
PNC Financial Services Group, VR, 5.373%, 7/21/36 (10) 360,000 363
PPL Capital Funding, 3.10%, 5/15/26  2,200,000 2,197
Pricoa Global Funding I, 4.35%, 11/25/30 (1) 3,050,000 3,018
Principal Financial Group, 4.111%, 2/15/28 (1) 1,800,000 1,785
Public Service of Oklahoma, 5.20%, 1/15/35  200,000 199
Public Storage Operating, 1.95%, 11/9/28  1,210,000 1,142
Qorvo, 4.375%, 10/15/29  554,000 542
Realty Income, 3.10%, 12/15/29  2,130,000 2,030
Realty Income, 3.95%, 8/15/27  1,490,000 1,482
Regal Rexnord, 6.05%, 4/15/28  150,000 154
RELX Capital, 3.00%, 5/22/30  945,000 889
RELX Capital, 4.75%, 3/27/30  160,000 161
RenaissanceRe Holdings, 5.75%, 6/5/33  150,000 154
Republic Services, 5.00%, 12/15/33 (9) 2,235,000 2,272
Revvity, 3.30%, 9/15/29  160,000 153
RGA Global Funding, 4.35%, 8/25/28 (1) 675,000 672
RGA Global Funding, 4.60%, 11/25/30 (1) 1,085,000 1,073
RGA Global Funding, 5.00%, 8/25/32 (1) 160,000 158
RGA Global Funding, 5.448%, 5/24/29 (1) 1,630,000 1,668
Rogers Communications, 4.50%, 3/15/42  2,935,000 2,476
Roper Technologies, 3.80%, 12/15/26  1,085,000 1,080
Ross Stores, 1.875%, 4/15/31  450,000 395
Royal Bank of Canada, VR, 4.969%, 8/2/30 (10) 200,000 203
Royal Caribbean Cruises, 6.25%, 3/15/32 (1) 150,000 153
RTX, 3.125%, 7/1/50  290,000 191
Sabine Pass Liquefaction, 4.20%, 3/15/28  1,335,000 1,329
Sabine Pass Liquefaction, 4.50%, 5/15/30  560,000 556
Sammons Financial Group Global Funding, 4.80%, 12/12/30 (1) 1,185,000 1,175
Santander Holdings USA, VR, 2.49%, 1/6/28 (9)(10) 1,365,000 1,342
Santander Holdings USA, VR, 6.342%, 5/31/35 (9)(10) 725,000 758
Santander Holdings USA, VR, 6.565%, 6/12/29 (10) 160,000 166
Santander U.K. Group Holdings, VR, 2.469%, 1/11/28 (10) 1,605,000 1,578
Santander U.K. Group Holdings, VR, 4.32%, 9/22/29 (10) 425,000 421

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Schlumberger Holdings, 3.90%, 5/17/28 (1) 150,000 149
Sempra, 5.25%, 3/15/36  580,000 572
Sherwin-Williams, 5.15%, 8/15/35  200,000 200
Simon Property Group, 2.65%, 2/1/32 (9) 1,810,000 1,613
Simon Property Group, 3.80%, 7/15/50 (9) 1,865,000 1,375
Skandinaviska Enskilda Banken, 5.125%, 3/5/27 (1) 2,800,000 2,824
Solventum, 5.40%, 3/1/29  644,000 659
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29  420,000 423
Southern, 5.70%, 3/15/34  1,540,000 1,597
Southern California Edison, 5.15%, 6/1/29  2,010,000 2,038
Southern Gas Capital, 4.95%, 9/15/34  1,525,000 1,505
Southern Gas Capital, Series B, 5.10%, 9/15/35  315,000 311
Spectra Energy Partners, 3.375%, 10/15/26  480,000 477
Standard Chartered, VR, 2.608%, 1/12/28 (1)(10) 1,000,000 985
Standard Chartered, VR, 4.529%, 6/5/32 (1)(10) 1,795,000 1,752
Standard Chartered, VR, 5.243%, 1/13/37 (1)(10) 445,000 431
Suzano Netherlands, 5.50%, 1/15/36  1,210,000 1,168
Sydney Airport Finance, 5.248%, 3/26/36 (1) 1,370,000 1,359
T-Mobile USA, 4.95%, 11/15/35 (9) 2,035,000 1,997
T-Mobile USA, 5.00%, 2/15/36  1,030,000 1,013
T-Mobile USA, 5.75%, 1/15/34  1,860,000 1,940
T-Mobile USA, 6.70%, 12/15/33  180,000 198
Tampa Electric, 6.15%, 5/15/37  1,000,000 1,063
Targa Resources, 5.50%, 2/15/35  745,000 752
Targa Resources, 6.50%, 3/30/34  170,000 184
Targa Resources Partners, 5.00%, 1/15/28 (9) 1,168,000 1,166
Teachers Insurance & Annuity Assn. of America, 4.90%,
9/15/44 (1) 1,800,000 1,607
Telefonica Europe, 8.25%, 9/15/30  150,000 170
Thermo Fisher Scientific, 4.902%, 2/12/36  1,400,000 1,388
Time Warner Cable, 6.55%, 5/1/37  640,000 645
Time Warner Cable, 6.75%, 6/15/39  530,000 526
Time Warner Cable Enterprises, 8.375%, 7/15/33  60,000 68
TJX, 1.60%, 5/15/31  375,000 328
Toronto-Dominion Bank, 4.994%, 4/5/29  2,795,000 2,837
TotalEnergies Capital, 5.638%, 4/5/64  190,000 183
TotalEnergies Capital USA, 4.569%, 1/13/33  2,090,000 2,069
Toyota Motor Credit, 4.05%, 9/5/28  1,915,000 1,908
TR Finance, 3.35%, 5/15/26  405,000 404
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  1,645,000 1,374
Transurban Finance, 2.45%, 3/16/31 (1) 1,445,000 1,304
Transurban Finance, 3.375%, 3/22/27 (1) 215,000 213
Travelers, 6.25%, 6/15/37  750,000 819

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tyco Electronics Group, 4.875%, 2/9/36  1,170,000 1,157
U.S. Bancorp, VR, 5.10%, 7/23/30 (10) 200,000 204
Uber Technologies, 4.30%, 1/15/30  2,395,000 2,374
United Airlines PTT, Series 2019-1, Class AA, 4.15%, 8/25/31  773,338 752
United Rentals North America, 6.00%, 12/15/29 (1) 150,000 152
UnitedHealth Group, 4.40%, 6/15/28  200,000 200
UnitedHealth Group, 4.70%, 4/15/29  3,125,000 3,153
UnitedHealth Group, 5.20%, 4/15/63  140,000 122
UnitedHealth Group, 5.50%, 7/15/44  200,000 193
Verizon Communications, 2.10%, 3/22/28  460,000 442
Verizon Communications, 4.00%, 3/22/50  2,000,000 1,510
Verizon Communications, 4.75%, 1/15/33  960,000 948
VICI Properties, 4.125%, 8/15/30 (1) 180,000 173
VMware, 1.40%, 8/15/26  3,125,000 3,092
Volkswagen Group of America Finance, 4.55%, 9/11/28 (1) 280,000 279
Volkswagen Group of America Finance, 6.45%, 11/16/30 (1) 2,015,000 2,128
Waste Connections, 3.20%, 6/1/32  2,315,000 2,139
Wells Fargo, VR, 2.393%, 6/2/28 (10) 3,915,000 3,821
Wells Fargo, VR, 3.068%, 4/30/41 (9)(10) 4,055,000 3,045
Wells Fargo, VR, 5.605%, 4/23/36 (10) 400,000 409
Wells Fargo, VR, 6.303%, 10/23/29 (10) 905,000 943
Westpac New Zealand, 5.195%, 2/28/29 (1) 1,855,000 1,894
Williams, 4.625%, 6/30/30  355,000 355
Williams, 5.10%, 9/15/45  1,735,000 1,569
Williams, 5.15%, 3/15/34  245,000 245
Willis North America, 4.50%, 9/15/28  1,370,000 1,369
Woodside Finance, 3.70%, 9/15/26 (1) 738,000 735
Woodside Finance, 3.70%, 3/15/28 (1) 1,187,000 1,169
Woodside Finance, 5.40%, 5/19/30  160,000 163
WP Carey, 3.85%, 7/15/29 (9) 1,470,000 1,435
Zoetis, 4.15%, 8/17/28  2,695,000 2,686
Total Corporate Bonds (Cost $428,167) 415,107
EQUITY FUNDS  4.2%
T. Rowe Price Real Assets Fund - I Class (6) 11,014,970 208,954
Total Equity Funds (Cost $130,280) 208,954
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.5%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1) 510,000 499
Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29 (1) 2,645,000 2,480
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 1,930,000 1,939

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Province of Alberta Canada, 4.50%, 1/24/34  2,760,000 2,770
Province of British Columbia, 4.20%, 7/6/33  2,648,000 2,611
Province of Manitoba Canada, 4.30%, 7/27/33  2,595,000 2,568
Republic of Peru, 5.375%, 2/8/35  660,000 659
Republic of Poland, Series 10Y, 3.25%, 4/6/26  1,030,000 1,030
Republic of Poland, Series 30Y, 5.50%, 3/18/54  1,540,000 1,420
Republic of Romania, 6.625%, 5/16/36 (1) 2,200,000 2,184
United Mexican States, 2.659%, 5/24/31  3,439,000 3,040
United Mexican States, 3.50%, 2/12/34  2,315,000 1,966
Total Foreign Government Obligations & Municipalities
(Cost $24,118) 23,166
MUNICIPAL SECURITIES  0.5%
California  0.0%
Los Angeles Airport, Series C, Build America, 7.053%, 5/15/40  1,000,000 1,141
Univ. of California Regents, Series J, 4.131%, 5/15/45  365,000 330
1,471
Georgia  0.1%
Fulton County, Build America, GO, 5.148%, 7/1/39  2,665,000 2,757
2,757
Illinois  0.0%
Chicago O'Hare Int'l Airport, Series B, Build America, 6.395%,
1/1/40  755,000 827
Illinois Toll Highway Auth., Series A, Build America, 6.184%,
1/1/34  470,000 500
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  500,000 515
1,842
Maryland  0.1%
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
4.665%, 7/1/36  1,800,000 1,774
1,774
Michigan  0.1%
Detroit City School Dist., Qualified School Construction Bonds,
GO, 6.645%, 5/1/29  2,000,000 2,118
2,118
New Jersey  0.0%
New Jersey Turnpike Auth., Series F, Build America, 7.414%,
1/1/40  415,000 491
491
New York  0.0%
Metropolitan Transportation Auth., Build America, 7.336%,
11/15/39  210,000 243

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
New York City Water & Sewer System, Build America, 6.011%,
6/15/42  245,000 252
New York State Dormitory Auth., Series F, Build America,
5.628%, 3/15/39  1,190,000 1,221
Port Auth. of New York & New Jersey, 3.139%, 2/15/51  800,000 579
2,295
Ohio  0.0%
JobsOhio Beverage System, Series B, 3.985%, 1/1/29  590,000 589
589
South Carolina  0.1%
South Carolina Public Service Auth., Series C, 5.784%, 12/1/41  2,000,000 2,087
2,087
Texas  0.0%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  1,820,000 1,417
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  1,155,000 993
Tarrant County Cultural Ed. Fac. Fin., Series A, 4.366%,
11/15/47  1,200,000 1,037
Texas Private Activity Bond Surface Transportation, North
Tarrant Express, Series B, 3.922%, 12/31/49  1,900,000 1,515
4,962
Virginia  0.0%
Virginia Public Building Auth., Series B-2, Build America, 5.90%,
8/1/30  695,000 714
714
Wisconsin  0.1%
PFA, Bayhealth Medical Center, Series B, 3.405%, 7/1/51  2,910,000 2,021
2,021
Total Municipal Securities (Cost $24,870) 23,121
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  1.6%
Angel Oak Mortgage Trust, Series 2020-6, Class A2, CMO,
ARM, 1.518%, 5/25/65 (1) 182,308 170
Angel Oak Mortgage Trust, Series 2021-1, Class A1, CMO,
ARM, 0.909%, 1/25/66 (1) 614,257 546
BANK, Series 2024-BNK47, Class A5, 5.716%, 6/15/57  1,045,000 1,093
BANK, Series 2025-BNK51, Class A5, 5.29%, 12/25/67  305,000 309
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  1,915,000 1,988
BANK5, Series 2024-5YR8, Class AS, ARM, 6.378%, 8/15/57  740,000 768
BANK5, Series 2025-5YR14, Class A3, 5.646%, 4/15/58  1,600,000 1,653
BANK5, Series 2026-5YR20, Class A3, 5.104%, 2/15/59  20,000 20
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3,
CMO, ARM, 2.189%, 9/25/51 (1) 626,067 578

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bayview Financing Trust, Series 2024-2F, Class A, CMO, ARM,
6.422%, 9/25/29, Acquisition Date: 8/29/24, Cost $1,388 (3)(5) 1,388,000 1,392
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 5.947%, 11/15/34 (1) 605,000 8
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, 6.014%,
7/15/57  285,000 296
Benchmark Mortgage Trust, Series 2023-B39, Class A5,
5.754%, 7/15/56  760,000 793
Benchmark Mortgage Trust, Series 2025-B41, Class A5,
5.407%, 7/15/68  505,000 516
Benchmark Mortgage Trust, Series 2025-V16, Class A3, ARM,
5.439%, 8/15/58  1,285,000 1,319
Benchmark Mortgage Trust, Series 2025-V19, Class A3,
5.249%, 1/15/58  1,375,000 1,402
Benchmark Mortgage Trust, Series 2026-B42, Class A5, 5.10%,
3/15/59  1,645,000 1,643
Benchmark Mortgage Trust, Series 2026-V21, Class A3,
5.127%, 3/15/31  3,880,000 3,932
BMO Mortgage Trust, Series 2025-C13, Class A5, 5.353%,
10/15/58  1,375,000 1,399
BX Commercial Mortgage Trust, Series 2026-CSMO, Class A,
ARM, 1M TSFR + 1.40%, 5.073%, 2/15/43 (1) 2,560,000 2,560
BX Trust, Series 2025-ROIC, Class A, ARM, 1M TSFR +
1.144%, 4.816%, 3/15/30 (1) 3,123,250 3,108
BX Trust, Series 2025-VOLT, Class A, ARM, 1M TSFR + 1.70%,
5.373%, 12/15/44 (1) 3,270,000 3,260
CENT, Series 2025-CITY, Class A, ARM, 4.92%, 7/10/40 (1) 2,680,000 2,699
Citigroup Mortgage Loan Trust, Series 2020-EXP2, Class A3,
CMO, ARM, 2.50%, 8/25/50 (1) 654,218 576
COLT Mortgage Loan Trust, Series 2025-8, Class A1, CMO,
STEP, 5.48%, 8/25/70 (1) 1,330,136 1,335
Cross Mortgage Trust, Series 2024-H4, Class A1, CMO, STEP,
6.147%, 7/25/69 (1) 232,029 234
DBC Mortgage Trust, Series 2025-DBC, Class A, ARM, 1M
TSFR + 1.35%, 5.023%, 11/15/42 (1) 600,000 600
Deephaven Residential Mortgage Trust, Series 2026-INV1,
Class A1, CMO, ARM, 4.797%, 12/25/70 (1) 612,897 608
EFMT, Series 2025-INV5, Class A1, CMO, ARM, 5.077%,
12/25/70 (1) 287,262 286
EFMT, Series 2025-NQM6, Class A1, CMO, ARM, 5.001%,
12/25/70 (1) 364,670 362
EFMT, Series 2026-NQM1, Class A1F, CMO, ARM, SOFR30A +
1.20%, 4.862%, 2/25/71 (1) 695,970 695
Ellington Financial Mortgage Trust, Series 2019-2, Class A3,
CMO, ARM, 3.046%, 11/25/59 (1) 70,349 69

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ellington Financial Mortgage Trust, Series 2020-2, Class A1,
CMO, ARM, 1.178%, 10/25/65 (1) 357,162 340
Ellington Financial Mortgage Trust, Series 2021-2, Class A1,
CMO, ARM, 0.931%, 6/25/66 (1) 420,350 358
Extended Stay America Trust, Series 2025-ESH, Class A, ARM,
1M TSFR + 1.30%, 4.973%, 10/15/42 (1) 1,100,000 1,100
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, CMO,
ARM, 2.50%, 7/25/51 (1) 1,995,658 1,660
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 55,258 51
GCAT Trust, Series 2025-NQM4, Class A1, CMO, STEP,
5.529%, 6/25/70 (1) 1,697,021 1,703
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.897%, 10/25/50 (1) 234,170 203
GS Mortgage-Backed Securities Trust, Series 2025-NQM3,
Class A1, CMO, STEP, 5.137%, 11/25/65 (1) 322,136 322
HOMES Trust, Series 2025-NQM4, Class A1, CMO, ARM,
5.22%, 8/25/70 (1) 1,783,776 1,781
HOMES Trust, Series 2026-AFC1, Class A1, CMO, ARM,
4.846%, 2/25/61 (1) 1,601,659 1,588
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A,
ARM, 5.467%, 1/13/40 (1) 1,140,000 1,166
JPMorgan Mortgage Trust, Series 2019-HYB1, Class B4, CMO,
ARM, 5.095%, 10/25/49 (1) 774,153 759
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 393,769 355
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 456,181 413
JPMorgan Mortgage Trust, Series 2025-DSC2, Class A1, CMO,
ARM, 5.195%, 10/25/65 (1) 814,550 813
JPMorgan Mortgage Trust, Series 2025-NQM3, Class A1,
CMO, ARM, 5.495%, 11/25/65 (1) 2,758,771 2,767
MAD Commercial Mortgage Trust, Series 2025-11MD, Class A,
ARM, 4.437%, 10/15/42 (1) 1,395,000 1,389
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2025-C35, Class A5, 5.633%, 8/15/58  1,130,000 1,175
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-
2, Class A9, CMO, ARM, 2.50%, 5/25/51 (1) 416,221 343
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1) 254,880 256
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1) 223,583 224
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5,
ARM, 6.014%, 12/15/56  880,000 933
New Residential Mortgage Loan Trust, Series 2022-INV1, Class
A4, CMO, ARM, 3.00%, 3/25/52 (1) 1,499,209 1,287

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
New Residential Mortgage Loan Trust, Series 2025-NQM4,
Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 2,107,335 2,109
NYC Commercial Mortgage Trust, Series 2025-28L, Class A,
ARM, 4.668%, 11/5/38 (1) 105,000 104
NYMT Loan Trust, Series 2025-INV1, Class A1, CMO, STEP,
5.402%, 4/25/60 (1) 298,612 299
OBX Trust, Series 2019-EXP3, Class 1A9, CMO, ARM, 3.50%,
10/25/59 (1) 103,919 98
OBX Trust, Series 2019-EXP3, Class 2A2, CMO, ARM, 1M
TSFR + 1.214%, 4.893%, 10/25/59 (1) 10,567 11
OBX Trust, Series 2025-NQM15, Class A1, CMO, STEP,
5.143%, 7/27/65 (1) 459,032 458
OBX Trust, Series 2025-NQM15, Class A1F, CMO, ARM,
SOFR30A + 1.15%, 4.812%, 7/27/65 (1) 487,467 487
OBX Trust, Series 2026-R1, Class A1, CMO, ARM, 4.884%,
1/25/63 (1) 2,060,671 2,043
PENN Commercial Mortgage Trust, Series 2025-P11, Class A,
ARM, 5.344%, 8/10/42 (1) 810,000 823
PSMC Trust, Series 2021-2, Class A3, CMO, ARM, 2.50%,
5/25/51 (1) 1,486,943 1,349
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (1) 111,242 102
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A, CMO,
ARM, 4.435%, 11/25/63 (1) 799,808 799
Starwood Mortgage Residential Trust, Series 2019-INV1, Class
A3, CMO, ARM, 2.916%, 9/27/49 (1) 56,584 56
Starwood Mortgage Residential Trust, Series 2020-INV1, Class
A1, CMO, ARM, 1.027%, 11/25/55 (1) 111,976 108
Structured Agency Credit Risk Debt Notes, Series 2021-
DNA7, Class M1, CMO, ARM, SOFR30A + 0.85%, 4.512%,
11/25/41 (1) 149,449 149
Structured Agency Credit Risk Debt Notes, Series 2024-HQA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 4.912%, 8/25/44 (1) 799,000 800
Structured Agency Credit Risk Debt Notes, Series 2025-DNA3,
Class M1, CMO, ARM, SOFR30A + 1.10%, 4.762%, 9/25/45 (1) 991,393 991
Structured Agency Credit Risk Debt Notes, Series 2025-HQA1,
Class A1, CMO, ARM, SOFR30A + 0.95%, 4.612%, 2/25/45 (1) 258,700 259
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58 (1) 14,337 14
Towd Point Mortgage Trust, Series 2024-2, Class A1B, CMO,
ARM, 4.859%, 12/25/64 (1) 3,582,033 3,612
Towd Point Mortgage Trust, Series 2026-1, Class A1A, CMO,
ARM, 4.103%, 1/25/66 (1) 636,005 627
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 5.264%, 6/15/39 (1) 170,000 170

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Verus Securitization Trust, Series 2021-1, Class A1, CMO,
ARM, 0.815%, 1/25/66 (1) 276,828 252
Verus Securitization Trust, Series 2024-INV1, Class A2, CMO,
STEP, 6.318%, 3/25/69 (1) 1,031,117 1,037
Verus Securitization Trust, Series 2025-7, Class A1F, CMO,
ARM, SOFR30A + 1.20%, 4.862%, 8/25/70 (1) 1,418,984 1,419
Wells Fargo Commercial Mortgage Trust, Series 2019-C54,
Class A4, 3.146%, 12/15/52  550,000 522
Wells Fargo Commercial Mortgage Trust, Series 2025-5C6,
Class A3, 5.186%, 10/15/58  2,765,000 2,809
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $80,835) 78,710
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  7.7%
U.S. Government Agency Obligations  6.4%
Federal Home Loan Mortgage
2.50%, 5/1/30  324,102 316
3.00%, 1/1/29 - 8/1/43  2,365,919 2,181
3.50%, 3/1/42 - 3/1/46  3,959,641 3,751
4.00%, 9/1/40 - 6/1/42  1,190,805 1,163
4.50%, 6/1/39 - 5/1/42  672,957 673
5.00%, 12/1/35 - 8/1/40  309,359 315
5.50%, 1/1/38 - 12/1/39  98,894 102
6.00%, 2/1/28 - 8/1/38  9,993 10
6.50%, 8/1/32  3,758 4
7.00%, 6/1/32  8,859 10
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 6.317%, 10/1/36  1,569 2
RFUCCT1Y + 1.726%, 6.356%, 7/1/35  7,048 7
RFUCCT1Y + 1.75%, 6.00%, 2/1/35  6,398 6
RFUCCT1Y + 1.911%, 6.219%, 12/1/36  17,634 18
RFUCCT1Y + 1.934%, 6.183%, 2/1/37  6,214 6
RFUCCT1Y + 2.032%, 6.398%, 11/1/36  17,926 18
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  609,095 554
2.00%, 8/1/36 - 5/1/52  20,684,357 17,279
2.50%, 3/1/42 - 5/1/52  22,653,037 19,309
3.00%, 11/1/34 - 7/1/52  5,277,532 4,694
3.50%, 6/1/33  150,233 148
4.00%, 12/1/49 - 1/1/56  3,330,086 3,158
4.50%, 9/1/37 - 10/1/54  3,002,971 2,910
5.00%, 10/1/51 - 10/1/55  7,027,930 6,962

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
5.50%, 8/1/53 - 10/1/55  15,802,304 15,988
6.00%, 10/1/54 - 12/1/54  745,207 766
6.50%, 8/1/54  655,899 681
7.00%, 6/1/54  259,277 274
Federal Home Loan Mortgage Multifamily Structured PTC
2.952%, 2/25/27  172,255 171
4.40%, 10/25/30  6,100,000 6,130
Federal Home Loan Mortgage Multifamily Structured PTC, ARM
2.347%, 11/25/31  10,510,000 9,478
3.71%, 9/25/32  4,580,000 4,398
4.43%, 2/25/33  3,645,000 3,640
Federal National Mortgage Assn.
3.50%, 6/1/42 - 1/1/44  1,660,174 1,573
4.00%, 11/1/40  442,233 432
4.50%, 7/1/40  310,728 310
Federal National Mortgage Assn., ARM, RFUCCT1Y + 1.523%,
6.097%, 7/1/35  5,907 6
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  5,039,115 4,434
2.00%, 9/1/36 - 5/1/52  59,083,802 48,999
2.50%, 10/1/31 - 5/1/52  27,620,153 23,847
3.00%, 1/1/27 - 7/1/52  22,070,806 20,170
3.50%, 11/1/26 - 5/1/52  14,648,628 13,719
4.00%, 11/1/40 - 8/1/52  9,756,663 9,394
4.50%, 4/1/37 - 7/1/53  7,037,948 6,909
5.00%, 2/1/34 - 3/1/56  10,952,094 10,882
5.50%, 2/1/35 - 11/1/55  15,168,181 15,354
6.00%, 5/1/33 - 11/1/55  26,158,682 26,905
6.50%, 1/1/28 - 10/1/55  5,268,829 5,489
7.00%, 7/1/26 - 4/1/32  7,211 7
8.00%, 7/1/26  2 —
UMBS, TBA (11)
2.00%, 5/1/56  7,360,000 5,922
2.50%, 5/1/41  485,000 458
3.00%, 5/1/56  3,620,000 3,181
3.50%, 5/1/56  3,790,000 3,470
4.00%, 5/1/56  1,120,000 1,055
5.00%, 5/1/56  7,275,000 7,164
6.00%, 5/1/55  735,000 748
6.50%, 5/1/54  1,605,000 1,659
317,209
U.S. Government Obligations  1.3%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  602,657 546

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
2.00%, 3/20/51 - 3/20/52  9,591,749 7,916
2.50%, 8/20/50 - 4/20/52  17,794,818 15,307
3.00%, 9/15/42 - 4/20/52  5,349,208 4,807
3.50%, 9/15/41 - 1/20/49  7,457,421 7,010
4.00%, 2/15/41 - 10/20/52  5,993,719 5,722
4.50%, 6/15/39 - 6/20/53  9,296,401 9,091
5.00%, 12/20/34 - 8/20/52  5,537,285 5,569
5.50%, 2/20/34 - 9/20/54  1,947,704 1,982
6.00%, 8/20/34 - 11/20/52  1,173,796 1,206
7.50%, 9/15/26  7 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  107,598 98
3.50%, 10/20/50  1,010,000 834
Government National Mortgage Assn., TBA (11)
5.00%, 5/20/56  960,000 948
5.50%, 5/20/56  6,720,000 6,746
6.00%, 5/15/56  845,000 858
68,640
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $402,966) 385,849
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  9.3%
U.S. Treasury Obligations  9.3%
U.S. Treasury Bonds, 1.125%, 5/15/40  1,715,000 1,080
U.S. Treasury Bonds, 1.375%, 8/15/50  2,415,000 1,180
U.S. Treasury Bonds, 1.75%, 8/15/41  4,815,000 3,219
U.S. Treasury Bonds, 1.875%, 2/15/51  8,550,000 4,747
U.S. Treasury Bonds, 2.00%, 2/15/50  28,385,000 16,521
U.S. Treasury Bonds, 2.00%, 8/15/51  6,795,000 3,868
U.S. Treasury Bonds, 2.25%, 2/15/52  4,225,000 2,546
U.S. Treasury Bonds, 2.375%, 5/15/51  3,665,000 2,292
U.S. Treasury Bonds, 2.50%, 2/15/46  2,975,000 2,052
U.S. Treasury Bonds, 2.75%, 8/15/47  16,080,000 11,379
U.S. Treasury Bonds, 2.875%, 8/15/45  4,185,000 3,107
U.S. Treasury Bonds, 3.00%, 5/15/45  10,640,000 8,096
U.S. Treasury Bonds, 3.00%, 11/15/45  11,185,000 8,455
U.S. Treasury Bonds, 3.00%, 2/15/47  1,150,000 857
U.S. Treasury Bonds, 3.00%, 2/15/48  2,000,000 1,475
U.S. Treasury Bonds, 3.00%, 8/15/48  3,905,000 2,865
U.S. Treasury Bonds, 3.00%, 8/15/52  1,565,000 1,113
U.S. Treasury Bonds, 3.625%, 2/15/53  1,320,000 1,059
U.S. Treasury Bonds, 3.625%, 5/15/53  11,785,000 9,448

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Bonds, 3.875%, 2/15/43  1,500,000 1,333
U.S. Treasury Bonds, 4.00%, 11/15/52  3,985,000 3,424
U.S. Treasury Bonds, 4.25%, 2/15/54  4,025,000 3,606
U.S. Treasury Bonds, 4.25%, 8/15/54  4,735,000 4,241
U.S. Treasury Bonds, 4.625%, 11/15/44  2,295,000 2,220
U.S. Treasury Bonds, 4.625%, 11/15/45  7,300,000 7,041
U.S. Treasury Bonds, 4.625%, 2/15/55  8,525,000 8,129
U.S. Treasury Bonds, 4.625%, 11/15/55  8,100,000 7,737
U.S. Treasury Bonds, 4.75%, 11/15/53  9,170,000 8,916
U.S. Treasury Bonds, 4.75%, 5/15/55  5,910,000 5,754
U.S. Treasury Bonds, 4.75%, 8/15/55  2,700,000 2,630
U.S. Treasury Bonds, 4.875%, 8/15/45  4,015,000 4,003
U.S. Treasury Bonds, 5.00%, 5/15/45  4,525,000 4,584
U.S. Treasury Notes, 0.625%, 5/15/30  16,700,000 14,626
U.S. Treasury Notes, 0.75%, 1/31/28  1,185,000 1,121
U.S. Treasury Notes, 0.875%, 11/15/30  5,770,000 5,029
U.S. Treasury Notes, 1.125%, 2/15/31  7,555,000 6,623
U.S. Treasury Notes, 1.875%, 2/15/32  7,175,000 6,363
U.S. Treasury Notes, 2.75%, 8/15/32  16,360,000 15,132
U.S. Treasury Notes, 2.875%, 5/15/32  2,930,000 2,741
U.S. Treasury Notes, 3.50%, 12/15/28  18,600,000 18,447
U.S. Treasury Notes, 3.50%, 1/15/29  6,200,000 6,148
U.S. Treasury Notes, 3.50%, 11/30/30  11,260,000 11,053
U.S. Treasury Notes, 3.625%, 5/31/28  26,565,000 26,461
U.S. Treasury Notes, 3.625%, 8/31/29  12,095,000 12,003
U.S. Treasury Notes, 3.625%, 9/30/30  6,075,000 6,000
U.S. Treasury Notes, 3.625%, 12/31/30 (12) 6,800,000 6,708
U.S. Treasury Notes, 3.875%, 4/30/30  11,450,000 11,438
U.S. Treasury Notes, 3.875%, 8/15/34  9,970,000 9,716
U.S. Treasury Notes, 4.00%, 2/29/28  2,525,000 2,533
U.S. Treasury Notes, 4.00%, 6/30/28 (12) 8,590,000 8,626
U.S. Treasury Notes, 4.00%, 2/28/30  12,830,000 12,878
U.S. Treasury Notes, 4.00%, 3/31/30  1,490,000 1,496
U.S. Treasury Notes, 4.00%, 5/31/30  8,800,000 8,831
U.S. Treasury Notes, 4.00%, 2/15/34  12,480,000 12,312
U.S. Treasury Notes, 4.00%, 11/15/35  5,800,000 5,658
U.S. Treasury Notes, 4.125%, 10/31/27  5,630,000 5,653
U.S. Treasury Notes, 4.125%, 11/30/29  22,390,000 22,575
U.S. Treasury Notes, 4.125%, 3/31/32  2,165,000 2,173
U.S. Treasury Notes, 4.25%, 2/28/29  8,065,000 8,158
U.S. Treasury Notes, 4.25%, 6/30/29  4,835,000 4,895
U.S. Treasury Notes, 4.25%, 1/31/30  12,000,000 12,151
U.S. Treasury Notes, 4.25%, 11/15/34  10,910,000 10,907

T. ROWE PRICE Balanced Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 4.25%, 5/15/35  1,340,000 1,337
U.S. Treasury Notes, 4.25%, 8/15/35  5,200,000 5,181
U.S. Treasury Notes, 4.375%, 12/31/29  11,660,000 11,858
U.S. Treasury Notes, 4.50%, 11/15/33  6,450,000 6,584
U.S. Treasury Notes, 4.625%, 2/15/35  8,440,000 8,659
461,051
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $505,966) 461,051
SHORT-TERM INVESTMENTS  0.6%
Money Market Funds  0.6%
T. Rowe Price Government Reserve Fund, 3.71% (6)(13) 30,596,264 30,596
Total Short-Term Investments (Cost $30,596) 30,596
SECURITIES LENDING COLLATERAL  0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.68% (6)(13) 5,503,921 5,504
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 5,504
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Treasury Reserve Fund, 3.68% (6)(13) 11,979,241 11,979
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 11,979
Total Securities Lending Collateral (Cost $17,483) 17,483
Total Investments in Securities  100.3%
(Cost $3,513,179) $ 4,987,165
Other Assets Less Liabilities (0.3)% (16,346)
Net Assets 100.0% $ 4,970,819
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.

T. ROWE PRICE Balanced Fund

.
.
.
.
.
.
.
.
.
.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $227,397 and represents 4.6% of net assets.
(2) All or a portion of this loan is unsettled as of March 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Level 3 in fair value hierarchy.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $10,879 and represents 0.2% of net assets.
(6) Affiliated Companies
(7) SEC 30-day yield
(8) Non-income producing
(9) All or a portion of this security is on loan at March 31, 2026.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $32,209 and represents 0.6% of net assets.
(12) At March 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(13) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone

T. ROWE PRICE Balanced Fund

.
.
.
.
.
.
.
.
.
.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
PFA Public Finance Authority/Agency
PIK Payment-in-kind
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Balanced Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S45, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/30 69,100 1,248 1,381 (133)
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S46, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
6/20/31 9,700 170 159 11
Total Centrally Cleared Credit Default Swaps,
Protection Sold (122)
Total Centrally Cleared Swaps (122)
Net payments (receipts) of variation margin to date 278
Variation margin receivable (payable) on centrally cleared swaps $ 156
** Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE Balanced Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 11 U.S. Treasury Long Bond contracts 6/26 (1,252) $ 8
Long, 130 U.S. Treasury Notes five year contracts 6/26 14,063 (68)
Long, 149 U.S. Treasury Notes two year contracts 6/26 30,909 (238)
Long, 50 Ultra U.S. Treasury Bonds contracts 6/26 5,828 (26)
Long, 52 Ultra U.S. Treasury Notes ten year
contracts 6/26 5,903 (29)
Net payments (receipts) of variation margin to date 385
Variation margin receivable (payable) on open futures contracts $ 32

T. ROWE PRICE Balanced Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Inflation Protected Bond Fund - I
Class, 5.81%  $ — $ (50) $ 101
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.55%  — (3,694) 3,205
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 5.01%  (16) 171 87
T. Rowe Price Real Assets Fund - I Class  4,129 14,964 —
T. Rowe Price Government Reserve Fund,
3.71% — — 938
T. Rowe Price Treasury Reserve Fund, 3.68% — — —++
Totals $ 4,113# $ 11,391 $ 4,331+

T. ROWE PRICE Balanced Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Inflation
Protected Bond Fund - I Class,
5.81%  $ 23,960 $ 350 $ — $ 24,260
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.55%  193,493 4,922 — 194,721
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 5.01%  24,045 2,836 1,016 26,036
T. Rowe Price Real Assets
Fund - I Class  206,761 — 12,771 208,954
T. Rowe Price Government
Reserve Fund, 3.71% 151,466  ¤  ¤ 30,596
T. Rowe Price Treasury
Reserve Fund, 3.68% 31,558  ¤  ¤ 17,483
Total $ 502,050^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $4,331 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $435,121.

T. ROWE PRICE Balanced Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Balanced Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Balanced Fund, Inc.
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Balanced Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Balanced Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Balanced Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,308,294 $ — $ 1,308,294
Asset-Backed Securities — 91,161 1,303 92,464
Bond Funds 245,017 — — 245,017
Common Stocks 2,117,666 879,797 4,102 3,001,565
Convertible Preferred Stocks — — 4,082 4,082
Equity Funds 208,954 — — 208,954
Non-U.S. Government
Mortgage-Backed Securities — 77,318 1,392 78,710
Short-Term Investments 30,596 — — 30,596
Securities Lending Collateral 17,483 — — 17,483
Total Securities 2,619,716 2,356,570 10,879 4,987,165
Swaps* — 11 — 11
Futures Contracts* 8 — — 8
Total $ 2,619,724 $ 2,356,581 $ 10,879 $ 4,987,184
Liabilities
Swaps* $ — $ 133 $ — $ 133
Futures Contracts* 361 — — 361
Total $ 361 $ 133 $ — $ 494
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal
Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S.
Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Balanced Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F68-054Q1 03/26